Segment Reporting - Summary of Non-current Non-financial Assets by Country (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Non-current non-financial assets	$ 35,913	$ 21,437
Switzerland
Disclosure Of Operating Segments [Line Items]
Non-current non-financial assets	28,974	17,362
France
Disclosure Of Operating Segments [Line Items]
Non-current non-financial assets	3,480	2,656
United States
Disclosure Of Operating Segments [Line Items]
Non-current non-financial assets	2,924	996
United Kingdom
Disclosure Of Operating Segments [Line Items]
Non-current non-financial assets	527	416
Brazil
Disclosure Of Operating Segments [Line Items]
Non-current non-financial assets	$ 8	$ 7